DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Entity registrant name	NATIONAL BANK OF GREECE SA
Entity central index key	0001096061
Document type	20-F
Document period end date	Dec. 31, 2015
Amendment flag	false
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity common stock shares outstanding	9,147,151,527